Interim Condensed Consolidated Statement of Changes in Equity (Unaudited)	Issued capital [member] USD ($)	Issued capital [member] HKD ($)	Share premium [member] USD ($)	Share premium [member] HKD ($)	Retained earnings [member] USD ($)	Retained earnings [member] HKD ($)	Other reserves [member] USD ($)	Other reserves [member] HKD ($)	Exchange Reserve [Member] USD ($)	Exchange Reserve [Member] HKD ($)	USD ($)	HKD ($)
Balance at Dec. 31, 2023		$ 10				$ (4,382,901)		$ 9,979		$ (14,533)		$ (4,387,445)
IfrsStatementLineItems [Line Items]
Issuance of shares		58,490										58,490
Profit loss for the period						40,171,011						40,171,011
Exchange difference on translation of foreign operation										(21,628)		(21,628)
Balance at Jun. 30, 2024		58,500				35,788,110		9,979		(36,161)		35,820,428
Balance at Dec. 31, 2024		58,500				28,517,543		9,979		(42,558)		28,543,464
IfrsStatementLineItems [Line Items]
Issuance of shares		8,416		59,674,002								59,682,418
Profit loss for the period						(31,862,601)					$ (4,058,982)	(31,862,601)
Exchange difference on translation of foreign operation										80,791	10,292	80,791
Share based payment				11,698,538								11,698,538
Balance at Jun. 30, 2025	$ 8,524	$ 66,916	$ 9,092,159	$ 71,372,540	$ (426,128)	$ (3,345,058)	$ 1,271	$ 9,979	$ 4,870	$ 38,233	$ 8,680,696	$ 68,142,610